Gain on Disposal of Subsidiaries and Other Assets, Net - consideration for financial performance (Details) - Direct Marketing Payment Processing Business Line [Member] - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration		$ 1,948
Contingent consideration	[1]	4,138
Total consideration		6,086
Less: Assets disposed	[2]	5,347
Gain on disposal of subsidiary		$ 739	$ 739

[1]	The contingent consideration receivable was recognized at fair value on the disposal date using a discounted cash flow methodology (a Level 3 measurement) and is revalued each reporting period. As of March 31, 2026 and December 31, 2025, the contingent consideration receivable was $4,005 and $4,810, respectively. For the three months ended March 31, 2026, a fair value loss on the contingent consideration receivable of $805 was recognized in "Other income, net" (See Note 14).
[2]	Assets disposed include software development costs, property, plant and equipment and goodwill.